Business combinations	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Business combinations
29    Business combinations
OZ Minerals Limited
On 2 May 2023 (Acquisition Date), the Group acquired 100 per cent of the issued share capital of OZ Minerals Limited (OZL) for a net
cash consideration of US$5.9
billion. The terms of the acquisition did not include any contingent consideration.
OZL is a mining and exploration company with a portfolio of operating, development and exploration stage projects both in Australia and internationally. OZL’s primary activities consist of Prominent Hill and Carrapateena copper-gold mines in South Australia, West Musgrave copper-nickel development project in Western Australia and Carajás East copper-gold hub in Brazil. This acquisition provides the Group with further exposure to copper, nickel and uranium.
Acquisition related costs of US$107 million and integration costs of US$24 million have been expensed and included in other operating expenses in the income statement.
The provisional fair values of the identifiable assets and liabilities acquired as of the date of acquisition were:

2023
US$M
Assets
Cash and cash equivalents	104
Trade and other receivables 1	77
Other financial assets	7
Inventories	329
Property, plant and equipment	7,676
Intangible assets - goodwill	192
Current tax receivable	36
Other assets	25

Total assets	8,446

Liabilities
Trade and other payables	242
Interest bearing liabilities	1,111
Deferred tax liabilities 2	867
Provisions	254

Total liabilities	2,474

Identifiable net assets acquired	5,972

Total consideration paid 3,4	5,972
Cash and cash equivalents acquired	(104)

Net cash consideration paid	5,868

1	This represents the gross contractual amount for trade and other receivables all of which is expected to be collected.
2	This primarily represents the difference between the provisional fair value of the mineral rights acquired and the corresponding tax base.
3
The Group executed a forward exchange contract to hedge the foreign exchange exposure on the consideration made in AUD. On maturity of the hedging instrument, a hedge loss of US$35 million was capitalised to the cost of the acquisition.

4
The consideration paid by the Group
was
A$26.50
(at the average hedged exchange rate of AUD/USD 0.6681)
per OZL share

over 337,314,920 shares and

excluded a special dividend of A$1.75 per OZL share which was paid by OZL to its shareholders immediately prior to acquisition.

The fair values disclosed are provisional as at 30 June 2023. Due to the size, complexity and timing of the acquisition, the valuation process is ongoing and will be completed within 12 months of the acquisition.
Goodwill of US$192 million has been provisionally recognised, representing the excess of consideration paid above the provisional fair value of the acquired assets and liabilities. The goodwill primarily arises from the deferred tax liability recognised at acquisition due to a difference between the provisional fair value of mineral rights acquired and the corresponding tax base. The goodwill represents the provisional amount, which could not be reliably allocated to a CGU or group of CGUs at 30 June 2023.
None of the goodwill recognised is expected to be deductible for tax purposes.
OZL contributed revenue of US$315 million and profit after taxation of US$17 million to the Group from acquisition date to 30 June 2023. The estimated OZL contribution to revenue and profit after taxation of the combined Group for
the year ended 30 June 2023, had the acquisition occurred on 1 July 2022, would have been US$1,410 million and US$114 million, respectively.
There were no business combinations entered into by
the
Group in
the
previous financial year.

Key judgements and estimates
Judgements:
Judgement is required to determine the fair value of assets acquired and liabilities assumed at acquisition date in a business combination, which could have a material impact on goodwill.
Estimates:
The Group used the discounted cash-flow method to measure the fair value of mineral rights. Key assumptions used included commodity prices, production volumes, life of mine, cash outflows (including operating costs, capital expenditure, closure and rehabilitation costs and taxes), discount rates and risking factors.